Fair Value of Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	Apr. 02, 2011 2011 Credit Agreement	Apr. 02, 2011 Revolving Credit Facility	Dec. 31, 2011 Carrying amount, cost 2011 term loan A	Dec. 31, 2011 Carrying amount, cost 2011 term loan B	Dec. 31, 2011 Carrying amount, cost Revolving Credit Facility	Dec. 31, 2011 Fair value 2011 term loan A	Dec. 31, 2011 Fair value 2011 term loan B	Dec. 31, 2011 Fair value Revolving Credit Facility
Debt
Maximum amount of borrowings available under the credit agreement	$ 2,725.0	$ 375.0
Debt			$ 894.8	$ 1,333.0	$ 10.0	$ 880.6	$ 1,319.0	$ 9.7